Restatement of Previously Issued Financial Statements - Additional Information (Detail) - Common Class A [Member]	Sep. 30, 2021 USD ($) $ / shares
Temporary equity redemption price per share | $ / shares	$ 10.00
Minimum net worth to consummate business combination | $	$ 5,000,001